ENTITY-WIDE DISCLOSURE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues From External Customers [Line Items]
Total revenues	$ 240,872	$ 143,637	$ 81,245
USA
Revenues From External Customers [Line Items]
Total revenues	111,334	77,680	52,679
Japan
Revenues From External Customers [Line Items]
Total revenues	7,234	2,476	9,642
South Korea
Revenues From External Customers [Line Items]
Total revenues	16,265	3,293	801
Germany
Revenues From External Customers [Line Items]
Total revenues	11,229	3,237	2,220
Sweden
Revenues From External Customers [Line Items]
Total revenues	28,541	16,356	8,743
United Kingdom
Revenues From External Customers [Line Items]
Total revenues	31,402	20,404	724
EUROPE - other
Revenues From External Customers [Line Items]
Total revenues	6,471	3,380	1,525
Israel
Revenues From External Customers [Line Items]
Total revenues	20,533	12,512	1,995
APAC - other
Revenues From External Customers [Line Items]
Total revenues	5,790	2,706	1,304
South America
Revenues From External Customers [Line Items]
Total revenues	1,867	1,267	1,496
Africa
Revenues From External Customers [Line Items]
Total revenues	$ 206	$ 326	$ 116